CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical)	12 Months Ended
Dec. 31, 2015 USD ($)
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Tax	$ 44,621,498